Schwab Treasury Inflation Protected Securities Index Fund
Schwab<sup>®</sup> Treasury Inflation Protected Securities Index Fund
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Treasury Inflation Protected Securities Index Fund Schwab Treasury Inflation Protected Securities Index Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Treasury Inflation Protected Securities Index Fund Schwab Treasury Inflation Protected Securities Index Fund
Management fees	0.05%
Other expenses	none
Total annual fund operating expenses	0.05%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Treasury Inflation Protected Securities Index Fund | Schwab Treasury Inflation Protected Securities Index Fund | USD ($)	5	16	28	64

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
To pursue its goal, the fund generally invests in securities that are included in the Bloomberg Barclays US Treasury Inflation-Linked Bond Index† (Series-L)SM. The index includes all publicly-issued treasury inflation-protected securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. As of August 31, 2018, there were 39 TIPS in the index. TIPS are publicly issued, dollar-denominated U.S. government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.

It is the fund’s policy that, under normal circumstances, it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally seek to replicate the performance of the index by giving the same weight to a given security as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid short-term investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies. The fund may also invest in cash and cash equivalents, including money market funds, and enter into repurchase agreements to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

The investment adviser typically seeks to track the price and yield performance of the index by replicating the index. This means that the fund generally expects that it will hold the same securities as those included in the index. However, the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track the index or is otherwise in the best interest of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. When the fund uses sampling techniques, the fund generally expects that its yield, maturity and weighted average effective duration will be similar to those of the index.

The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

† Index ownership – Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Treasury Inflation Protected Securities Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.

Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk. The fund’s investments in fixed-income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates could cause the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund uses a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the equity securities in the index.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabfunds_prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund, prior to August 10, 2009, is that of the fund’s former Select Shares. Prior to April 1, 2013, the fund operated under a different investment objective and different investment strategies.
Annual Total Returns (%) as of 12/31

Best Quarter: 5.12% Q1 2008 Worst Quarter: (7.14%) Q2 2013 Year-to-date performance (before taxes) as of 9/30/18: (0.85%)
Average Annual Total Returns as of 12/31/17
Average Annual Total Returns - Schwab Treasury Inflation Protected Securities Index Fund	1 Year	5 Years	10 Years
Schwab Treasury Inflation Protected Securities Index Fund	2.94%	(0.03%)	3.13%
Schwab Treasury Inflation Protected Securities Index Fund | After taxes on distributions	2.06%	(0.76%)	2.20%
Schwab Treasury Inflation Protected Securities Index Fund | After taxes on distributions and sale of shares	1.66%	(0.35%)	2.06%
Comparative Index (reflects no deduction for expenses or taxes) Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)	3.01%	0.13%	3.53%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.